Other Receivables (Tables)	6 Months Ended
Jul. 31, 2022
Other Receivables.
Schedule of other receivables

	July 31,	January 31,
	2022	2022
Net working capital adjustments receivable from acquisitions	74	309
Other receivables	11,346	13,766
	11,420	14,075